Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 115,441	£ 121,576
Total	119,631	126,581	£ 125,367
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,810	3,150
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,380	£ 1,855